Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
INTEREST INCOME
Interest and fees on loans	$ 88,432	$ 86,472	$ 84,187
Interest and fees on loans held for sale	25	84	160
Interest on investment securities:
Taxable	5,316	3,572	3,450
Nontaxable	2,341	2,373	2,489
Other interest-bearing deposits and certificates of deposit in other banks	1,123	2,287	1,241
Dividends on other investments	421	563	441
Total interest income	97,658	95,351	91,968
Interest on deposits:
Savings, interest checking and money market	16,366	18,524	16,796
Time deposits	9,791	11,240	8,886
Total interest expense on deposits	26,157	29,764	25,682
Interest on federal funds purchased and securities sold under agreements to repurchase	3	0	115
Interest on Federal Home Loan Bank advances	2,224	3,095	3,255
Interest on subordinated notes	3,394	3,899	3,774
Total interest expense on borrowings	5,621	6,994	7,144
Total interest expense	31,778	36,758	32,826
Net interest income	65,880	58,593	59,142
Provision for credit losses on loans	263	1,025	2,665
Provision for (release of) credit losses on unfunded commitments	97	2	(325)
Total provision for credit losses on loans and unfunded commitments	360	1,027	2,340
Net interest income after provision for credit losses on loans and unfunded commitments	65,520	57,566	56,802
NON-INTEREST INCOME
Earnings on bank-owned life insurance	2,050	1,682	57
Gain on sale of mortgage loans, net	448	896	2,560
(Losses) gains on other real estate owned and other assets, net	(156)	883	(4,429)
Other	2,202	1,733	993
Total non-interest income	14,309	14,320	7,536
Investment securities gains (losses), net	117	(4)	(11,547)
NON-INTEREST EXPENSE
Salaries and employee benefits	27,841	26,578	28,971
Occupancy expense, net	3,824	3,251	3,247
Furniture and equipment expense	2,877	3,019	3,008
Processing, network, and bank card expense	5,656	5,530	5,151
Legal, examination, and professional fees	1,698	2,608	2,508
Advertising and promotion	1,067	976	1,522
Postage, printing, and supplies	1,349	910	846
Other	6,535	6,652	7,106
Total non-interest expense	50,847	49,524	52,359
Income before income taxes	29,099	22,358	432
Income tax expense (benefit)	5,298	4,102	(524)
Net income	$ 23,801	$ 18,256	$ 956
Basic earnings per share (in dollars per share)	$ 3.44	$ 2.61	$ 0.14
Diluted earnings per share (in dollars per share)	$ 3.43	$ 2.61	$ 0.14
Service charges and other fees
NON-INTEREST INCOME
Income from fees	$ 3,666	$ 3,301	$ 2,942
Bank card income and fees
NON-INTEREST INCOME
Income from fees	3,897	4,097	4,028
Wealth management revenue
NON-INTEREST INCOME
Income from fees	$ 2,202	$ 1,728	$ 1,385